Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity - USD ($) $ in Thousands		Total	Common Class A	Common Class B	Total flyExclusive stockholders’ equity (deficit)	Common Stock Common Class A	Common Stock Common Class B	LGM Enterprises, LLC members' deficit	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Noncontrolling Interests
Ending balance at Dec. 31, 2022		$ 0
Beginning balance at Dec. 31, 2021		49,687			$ (11,715)			$ (11,737)		$ 22		$ 61,402
Permanent Equity
Contributions from non controlling interests		24,627			10,078			10,078				14,549
Distributions to non controlling interests		(22,254)			(9,037)			(9,037)				(13,217)
Other		7			7			7
Net Income (loss)		(4,650)			5,550			6,048		(498)		(10,200)
Unrealized gains (losses) on available-for-sale debt securities		(476)
Net income (loss)		(4,152)
Change in redemption value of redeemable noncontrolling interest		0
Excise tax payable		0
Ending balance (in shares) at Dec. 31, 2022			0	0
Ending balance at Dec. 31, 2022		47,417			(5,117)			(4,641)		(476)		52,534
Permanent Equity
Contributions from non controlling interests		7,823			115			115				7,708
Distributions to non controlling interests		(24,692)			(21,619)			(21,619)				(3,073)
Net Income (loss)	[1]	(11,706)			(9,169)			(9,169)				(2,537)
Ending balance at Mar. 31, 2023		18,932			(35,700)			(35,314)		(386)		54,632
Beginning balance at Dec. 31, 2022		0
Beginning balance (in shares) at Dec. 31, 2022			0	0
Beginning balance at Dec. 31, 2022		47,417			(5,117)			(4,641)		(476)		52,534
Permanent Equity
Unrealized gains (losses) on available-for-sale debt securities		(335)
Net income (loss)		(30,451)
Change in redemption value of redeemable noncontrolling interest		0
Excise tax payable		0
Ending balance at Sep. 30, 2023		(19,586)			(52,720)			(51,909)		(811)		33,134
Beginning balance at Dec. 31, 2022		0
Ending balance at Dec. 27, 2023		(42,431)
Beginning balance (in shares) at Dec. 31, 2022			0	0
Beginning balance at Dec. 31, 2022		47,417			(5,117)			(4,641)		(476)		52,534
Permanent Equity
Contributions from non controlling interests		13,500			3,959			3,959				9,541
Distributions to non controlling interests		(61,630)			(40,251)			(40,251)				(21,379)
Aircraft trades		0			7,319			7,319				(7,319)
Unrealized gains (losses) on available-for-sale debt securities		156			156					156
Net income (loss)	[2]	(56,025)			(47,134)			(47,134)				(8,891)
Beginning balance at Dec. 31, 2022		0
Ending balance at Dec. 31, 2023		(35,525)
Beginning balance (in shares) at Dec. 31, 2022			0	0
Beginning balance at Dec. 31, 2022		47,417			(5,117)			(4,641)		(476)		52,534
Permanent Equity
Unrealized gains (losses) on available-for-sale debt securities		407
Net income (loss)		(54,738)
Change in redemption value of redeemable noncontrolling interest		(5,826)
Excise tax payable		(1,032)
Ending balance (in shares) at Dec. 31, 2023			16,647,529	59,930,000		16,647,529	59,930,000
Ending balance at Dec. 31, 2023		70,855			46,461	$ 2	$ 6		$ 126,978	(69)	$ (80,456)	24,394
Beginning balance at Mar. 31, 2023		18,932			(35,700)			(35,314)		(386)		54,632
Permanent Equity
Contributions from non controlling interests		853			210			210				643
Distributions to non controlling interests		(12,391)			(5,713)			(5,713)				(6,678)
Net Income (loss)		5,825			7,547			7,547				(1,722)
Ending balance at Jun. 30, 2023		13,146			(33,729)			(33,270)		(459)		46,875
Permanent Equity
Contributions from non controlling interests		926			69			69				857
Distributions to non controlling interests		(8,736)			(3,960)			(3,960)				(4,776)
Net Income (loss)		(24,570)			(22,067)			(22,067)				(2,503)
Unrealized gains (losses) on available-for-sale debt securities		(352)
Net income (loss)		(24,570)
Ending balance at Sep. 30, 2023		(19,586)			(52,720)			$ (51,909)		(811)		33,134
Beginning balance at Dec. 27, 2023		(42,431)
Temporary Equity
Change in redemption value of redeemable noncontrolling interest		5,826
Net Income (loss)	[2]	1,080
Ending balance at Dec. 31, 2023		(35,525)
Permanent Equity
Unrealized gains (losses) on available-for-sale debt securities		251			251					251
Net income (loss)		1,287
Change in redemption value of redeemable noncontrolling interest		(5,826)			(5,826)				(5,826)
Excise tax payable		(1,032)			(1,032)				(1,032)
Net Income (loss)	[2]	207			299						299	(92)
Ending balance (in shares) at Dec. 31, 2023			16,647,529	59,930,000		16,647,529	59,930,000
Ending balance at Dec. 31, 2023		70,855			46,461	$ 2	$ 6		126,978	(69)	(80,456)	24,394
Temporary Equity
Change in redemption value of redeemable noncontrolling interest		192,364
Net Income (loss)		(21,699)
Ending balance at Mar. 31, 2024		135,140
Permanent Equity
Contributions from non controlling interests		157										157
Distributions to non controlling interests		(2,455)										(2,455)
Unrealized gains (losses) on available-for-sale debt securities		(169)			(169)					(169)
Merger, net of redemptions and transaction costs		0
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)						277,447
Exchange of warrants for Class A common stock		371			371				371
Change in redemption value of redeemable noncontrolling interest		(192,364)			(192,364)				(129,667)		(62,697)
Net Income (loss)		(11,291)			(5,841)						(5,841)	(5,450)
Ending balance (in shares) at Mar. 31, 2024						17,892,021	59,930,000
Ending balance at Mar. 31, 2024		(134,297)			(149,509)	$ 2	$ 6		0	(238)	(149,279)	15,212
Beginning balance at Dec. 31, 2023		(35,525)
Ending balance at Sep. 30, 2024		135,033
Beginning balance (in shares) at Dec. 31, 2023			16,647,529	59,930,000		16,647,529	59,930,000
Beginning balance at Dec. 31, 2023		70,855			46,461	$ 2	$ 6		126,978	(69)	(80,456)	24,394
Permanent Equity
Unrealized gains (losses) on available-for-sale debt securities		179
Net income (loss)		(84,980)
Change in redemption value of redeemable noncontrolling interest		(231,273)
Excise tax payable		(156)
Ending balance (in shares) at Sep. 30, 2024			18,199,586	59,930,000		18,199,586	59,930,000
Ending balance at Sep. 30, 2024		(180,705)			(192,020)	$ 2	$ 6		9,453	109	(201,590)	11,315
Beginning balance at Mar. 31, 2024		135,140
Temporary Equity
Net Income (loss)		(20,501)
Ending balance at Jun. 30, 2024		108,982
Beginning balance (in shares) at Mar. 31, 2024						17,892,021	59,930,000
Beginning balance at Mar. 31, 2024		(134,297)			(149,509)	$ 2	$ 6		0	(238)	(149,279)	15,212
Permanent Equity
Contributions from non controlling interests		103										103
Distributions to non controlling interests		(3,734)										(3,734)
Unrealized gains (losses) on available-for-sale debt securities		(24)			(24)					(24)
Change in redemption value of redeemable noncontrolling interest		5,657			5,657				(291)		5,948
Net Income (loss)		(7,353)			(5,153)						(5,153)	(2,200)
Ending balance (in shares) at Jun. 30, 2024						17,899,586	59,930,000
Ending balance at Jun. 30, 2024		(137,380)			(149,705)	$ 2	$ 6		0	(262)	(149,451)	12,325
Temporary Equity
Change in redemption value of redeemable noncontrolling interest		44,566
Net Income (loss)		(18,515)
Ending balance at Sep. 30, 2024		135,033
Permanent Equity
Contributions from non controlling interests		6,068										6,068
Distributions to non controlling interests		(7,731)										(7,731)
Unrealized gains (losses) on available-for-sale debt securities		371			371					371
Net income (loss)		(24,136)
Shares issued (in shares)						300,000
Change in redemption value of redeemable noncontrolling interest		(45,517)			(45,517)				(1,103)		(44,414)
Net Income (loss)		(5,621)			(6,274)						(6,274)	653
Ending balance (in shares) at Sep. 30, 2024			18,199,586	59,930,000		18,199,586	59,930,000
Ending balance at Sep. 30, 2024		$ (180,705)			$ (192,020)	$ 2	$ 6		$ 9,453	$ 109	$ (201,590)	$ 11,315

[1]	The Merger occurred on December 27, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests.
[2]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.

(In thousands)	Controlling Interests	Noncontrolling Interests	Redeemable noncontrolling interest	Total
Net loss of LGM Enterprises, LLC attributed to the pre-Merger period from January 1, 2023 through December 27, 2023	$(47,134)	$(8,891)	$—	$(56,025)
Net income (loss) of flyExclusive, Inc. attributed to the post-Merger period from December 28, 2023 through December 31, 2023.	299	(92)	1,080	1,287
Total net income (loss) for the year ended December 31, 2023	$(46,835)	$(8,983)	$1,080	$(54,738)